Taxation - Tax rates (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2023 HKD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2023 CNY (¥)
Income Taxes [Line Items]
Statutory tax rate (as a percentage)		25.00%	25.00%	25.00%
Tax exempt income rate (as a percent)		6.50%	6.80%	10.80%
Unrecognized tax liabilities related to undistributed profits							¥ 6,268.0
Mainland China
Income Taxes [Line Items]
Statutory tax rate (as a percentage)		25.00%			25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)		10.00%
Reduced withholding tax rate for beneficial owner (as a percentage)	5.00%
Accrued withholding tax liabilities							21.4
Withholding income tax rate for percentage of annual profits		10.00%
Unrecognized tax liabilities related to undistributed profits							627.0
Mainland China | VIEs
Income Taxes [Line Items]
Unrecognized tax liabilities related to undistributed profits							¥ 208.0
Mainland China | Shenzhen Lexin Software
Income Taxes [Line Items]
Preferential tax rate (as a percentage)				12.50%	12.50%	10.00%
Preferential income tax rate (as a percentage) from 2022 to 2024		15.00%
Mainland China | Beihai Aurora and Beihai Lexin
Income Taxes [Line Items]
Preferential tax rate (as a percentage)		15.00%
Tax exempt income rate (as a percent)		40.00%
Preferential income tax rate (as a percentage) from 2023 to 2030		15.00%
Preferential income tax rate (as a percentage) from 2021 to 2025		15.00%
Preferential income tax rate (as a percentage) from 2023 to 2028		9.00%
Mainland China | Shenzhen Lexin Information
Income Taxes [Line Items]
Preferential income tax rate (as a percentage) from 2023 to 2025		12.50%
Hong Kong
Income Taxes [Line Items]
Statutory tax rate (as a percentage)		16.50%
Assessable profits | $		$ 2
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)		8.25%
Online direct sales and services income | Mainland China
Income Taxes [Line Items]
Value added tax rate (as a percent)		13.00%
Premium membership fees, third-party sellers' commission fees, and financial services income | Mainland China
Income Taxes [Line Items]
Value added tax rate (as a percent)		6.00%